Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549

Attention:	Todd K. Schiffman
Assistant Director

Re:	Porter Bancorp, Inc.
Amendment No. 1 to Registration Statement on Form S-1
File No. 333-133198

Porter Bancorp, Inc. hereby acknowledges that:

1.	Porter Bancorp, Inc. is responsible for the adequacy and accuracy of the disclosure in its registration statement;

2.	Staff comments or changes to disclosure in response to staff comments do not foreclose the Securities and Exchange Commission from taking any action with respect to the registration statement; and

3.	Porter Bancorp, Inc. may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

PORTER BANCORP, INC.

By:	/s/ Maria L. Bouvette
Maria L. Bouvette, President & CEO

Date: May 23, 2006

FROST BROWN TODD LLC

Attorneys

Kentucky • Ohio • Indiana • Tennessee

May 23, 2006

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549

Attention:	Todd K. Schiffman
Assistant Director

Re:	Porter Bancorp, Inc.
Amendment No. 1 to Registration Statement on Form S-1
(File No. 333-133198)
Response to SEC Comments

Dear Mr. Schiffman:

On behalf of Porter Bancorp, Inc. (“Porter”), we hereby submit the following responses to the comments in the letter from the Commission’s staff dated May 8, 2006.

Table of Contents

Comment:

1.	Please delete the last sentence in the third paragraph. It is inappropriate to suggest that you are not responsible for the accuracy of the information that you have included in the prospectus.

Response:	Porter has revised the table of contents page to delete the sentence.

Prospectus Summary, page 1

Comment:

2.	Please revise your Introduction which states that “this summary highlights only some information…” to state that the summary highlights “the key aspects of the offering,” as required by Item 503(a).

Response:	Porter has revised the Introduction on page 1 in response to the comment.

Comment:

3.	Please revise the introduction and the entire summary to comply with Item 503(a) and the instruction which requires that you “provide a brief overview of the key aspects of the offering” and that you “identify those aspects of the offering that are the most significant.” We note that much of the Summary has been copied verbatim from the Business Section.

Response:	Porter has condensed the Summary section by omitting the discussion of matters covered by the Business section that management believes may be less significant.

Comment:

4.	We note your various claims in this section and elsewhere that you have experienced “significant” or “substantial” growth. Please revise this section to differentiate between growth that has occurred through your numerous acquisitions and growth that has occurred through an increase in your business including but not limited to the following:

•	revise your statement that “Our customer service-oriented operating philosophy…has been the cornerstone of our significant growth” to indicate the extent to which your growth is attributable to acquisitions rather than your philosophy or other business practices;

•	revise your statistics, on page 1, regarding “compound annual growth rate” to disclose the amount of this growth attributable to acquisitions and the amount attributable to other causes; and

•	revise your statement, on page 1, that your management team has “continue[d] our organic growth” and that you “also have grown through acquisitions” to more accurately describe the respective roles of organic growth and growth through acquisitions.

Response:	During the periods covered by the prospectus, Porter has acquired two relatively small banks in Glasgow, Kentucky. The acquisitions were strategic extensions of Porter’s market area but were not financially significant. Each of the banks was underperforming before its acquisition by Porter. Porter’s growth since 2001 has principally resulted from organic growth.

Porter has added the following the sentence after the growth statistics on page 1 to clarify the relative contribution made by the acquisitions to the growth in its loans, assets and deposits:

“While some of growth in loans, assets and deposits is attributable to two small acquisitions we made in 2004 and 2005, organic growth accounts for 84.3% of our loan growth, 80.8% of our asset growth and 79.4% of our deposit growth since 2001.”

Comment:

5.	We note that almost all of the summary addresses your operating strengths and your ability and plans for growth. Please revise the summary to provide a balanced presentation of your strengths and weaknesses. For example, disclose that more than 87 percent of your loan portfolio is secured by real estate and that over one quarter of them are construction loans which have a higher degree of risk. In addition, state the risk of the fact that over 38 percent of your deposits are derived from your online banking division.

Response:	Porter has added a section titled “Operating Challenges” to the Summary section, which summarizes some of the more important risk factors that could negatively affect Porter.

Comment:

6.	Please revise the section entitled “Operating Strengths,” on page 2-3 as follows:

•	explain the significance of “efficiency ratio” to which you refer on page 2 and the standard for evaluating the ratio;

•	explain how your efficiency ratio will be affected by the consolidation of three banks into PBI Bank on December 31, 2005, your becoming a public company and your change in tax status from a subchapter S to a subchapter C company; and

•	Revise your claim, on page 2, that you have a “successful integration history” to reflect your risk factor, on page 16, that you may be unsuccessful in integrating these banks you consolidated in 2005 and your risk factor, on page 12, that you may not be able to manage your growth effectively.

Response:	Porter has revised the “Operating Strengths” section of the Summary section extensively to address each point raised by the comment. We note that Porter’s efficiency ratio was not affected by its termination of the election to be Subchapter S corporation for federal income tax purposes as part of the reorganization.

Comment:

7.	Please update, on page 6, the number of shares outstanding to the date of the registration statement.

Response:	Porter has revised the prospectus to update the number of shares outstanding as of the date preceding the date of the registration statement.

Risk Factors

Comment:

8.	Please reorder your risk factors to place the most important first. Please group related risks together. For example, the risks of dilution on page 17 should be next to the risk of dilution on page 19. In addition, please ensure that each subheading reflects the risk that you discuss in the text and succinctly states the risk that result from the facts or uncertainties.

Response:	In response to the comment, Porter has reviewed the Risk Factors section and changed the order of the risks in several instances. Some of the subheadings have also been modified to better highlight the specific risk involved.

Comment:

9.	Please revise your discussion, on page 15, of the risk of an interruption or breach in security to address the risks associated with the fact that you operate an internet bank which generates over 38 percent of your deposits, but as you state on page 3, you do not rely on third party vendors or consultants for information technology support.

Response:	The risk factor regarding an interruption or breach in security on page 15 of the prospectus has been revised to address Porter’s internet division.

Comment:

10.	Please revise your discussion, page 17, of the risks associated with your chairman and CEO controlling your company as follows:

•	discuss the fact that you plan to issue options to them that would increase their percentage of ownership and disclose by how much;

•	disclose whether, given their percentage of ownership and with the shares owned by your Chairman’s brother, they will in fact be able to determine who serves as directors and officers and major actions such as amending the articles of incorporation and approving mergers; and

•	explain how their interests “may differ” from other shareholders and the consequences of these differences to other shareholders.

Response:	Porter currently does not plan to issue any additional options to either its chairman or its chief executive officer.

Porter has revised the risk factor on page 17 of the prospectus regarding its chairman and CEO’s control of Porter to state that they will be able to determine the outcome of substantially all matters submitted to a vote of its shareholders and to explain how their interest may differ from other shareholders and the consequences thereof. Porter has also added a risk factor on page 17 to discuss that as a “controlled company,” it intends to rely on an exemption from some of the Nasdaq corporate governance rules.

Our Dividend Policy, page 22

Comment:

11.	Indicate whether or not you currently intend to pay a dividend.

Response:	Porter has revised the Dividend Policy section on page 23 of the prospectus to indicate that it paid a dividend for the first quarter of 2006 and currently anticipates paying dividends on a quarterly basis.

Management’s Discussion and Analysis of Financial Condition and Results of Operation, page 28

Comment:

12.	Please revise the Overview considering Release No. 33-8350. Please include insight into material opportunities, challenges and risks, such as those presented by known material trends and uncertainties, on which the company’s executives are most focused for both the short and long term, as well as the actions they are taking to address these opportunities, challenges and risks. For instance, please revise your statement, in the penultimate paragraph on page 28, that “Interest rate fluctuations…affect our interest income” to describe how interest income has been affected by rising interest rates including the extent to which you have loans that are fixed or floating and long term or short term. Address the challenges of integrating the six banks you consolidated in 2005 and what you are doing to minimize the problems.

Response:	Porter has revised the Overview to the MD&A section extensively in response to the comment.

Comment:

13.	Please revise the MD&A section to comply with Instruction 3 to Item 303(a) which provides that “the discussion and analysis shall focus specifically on material events and uncertainties known to management that would cause reported financial information not to be necessarily indicative of future operating results or of future financial condition.” Please include analysis of the anticipated impact of the following:

•	change of tax rate from 0 percent to 35 percent;

•	change of tax status and its effect on dividends;

•	costs of being a public company;

•	costs of issuing stock options;

•	costs of changes in executive compensation; and

•	consolidation of three subsidiary banks on December 31, 2005 and two others earlier in 2005.

Response:	Porter has revised the MD&A section on pages 29- 31 to discuss the anticipated impact of the items listed in the comment, as applicable, and other matters that could affect future results.

Comment:

14.	On pages 31-33, where you indicate that a change is attributable to more than one cause, please quantify the relative contribution for each cause.

Response:	Porter has revised the “Results of Operations” subsections of the MD&A section in response to the comment.

Board Composition, page 66

Comment:

15.	Please name any additional directors, to which you refer. Please define the term “independent” as you use the term in your statement that “We intend that the majority of our directors will be independent....” Explain how they can be independent if they are elected by the two sole shareholders who also serve as the Chairman, President, CEO and General Counsel.

Response:	Porter has revised the “Management” and “Certain Relationships” sections of the prospectus to include biographical and other information about four additional directors who were elected to the board of directors on May 15, 2006. Porter has also expanded the disclosure under “Board Composition” on pages 79-80 regarding applicable director independence standards under Nasdaq corporate governance rules.

Under the Nasdaq corporate governance rules, a director with no disqualifying relationships is considered “independent” even if a group of shareholders has voting control of the company.

Certain Relationships and Related Transactions, page 73

Comment:

16.	We note that on December 31, 2005 you purchased a seventy-five percent interest in BBA, Inc. from the two persons that are your only shareholders, your only directors and who serve as your Chairman, President, CEO and General Counsel and a trust in the name of a third person who is the brother of one of your two shareholders. Please disclose how you determined the value of the stock of BBA and Porter. Please also disclose how you determined the consideration for the other transactions in the reorganization.

Response:	Porter has added several paragraphs under “Reorganization” on pages 87-88 of the prospectus to address the comments.

Beneficial Stock Ownership, page 76

Comment:

17.	Please revise the table as follows:

•	designate the “Non-Voting Stock” as “Convertible Non-voting stock;” and

•	add a footnote to each citation to the “Convertible Non-voting stock” stating that by its terms the “Convertible Non-voting stock” will be automatically converted into common stock at the closing of this offering.

Response:	Porter has revised the beneficial stock ownership table on pages 90-91 of the prospectus in response to the comment.

Comment:

Consolidated Financial Statements

General

Comment:

18.	Please note the updating requirements of Rule 3-12 of Regulation S-X.

Response:	Amendment No. 1 includes interim financial information as of and for the three months ended March 31, 2006.

Note 1 – Summary of Significant Accounting Policies, page F-8

Comment:

19.	We note that your accounting policy footnote does not include a discussion of derivative financial instruments. Please confirm to us that you have not entered into any derivative transactions during the periods presented in your filing.

Response:	Porter confirms that it has not entered into any derivative transactions during the periods presented in the prospectus.

Comment:

20.	If applicable, please revise page F-12 of your filing to disclose securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS because to do so would have been antidilutive for the periods presented. Refer to paragraph 40(c) of SFAS 128.

Response:	The following sentence has been added on page F-26 in Note 18 – Earnings Per Share:

Stock options for 194,004 shares of common stock were not considered in computing diluted earnings per common share for 2005 and 2004 because they were antidilutive.

Note 15 – Loan Commitments and Other Related Activities, page F-23

Comment:

21.	Please revise to include the disclosures required by paragraph 13 of FIN 45, particularly as they related to your standby letters of credit as well as any other guarantees within the scope of this literature.

Response:	Off-balance sheet letters of credit are subject to FIN 45. However, the letters of credit outstanding at December 31, 2005, totaled only $6.8 million and related fees earned for the year were only approximately $40,000. Therefore Porter disclosed the outstanding commitment balances as of the end of the periods reported. The Company does not have any other outstanding instruments which are subject to the requirements of FIN 45.

Note 17 – Business Combination, page F-24

Comment:

22.	We note from your disclosures on page F-25 that you acquired most of remaining interests in BBA, Mammoth, and Ascencia Bancorp from related parties. Please revise to disclose both how the purchase price of each of these entities was determined and how you determined the number of non-voting shares to be issued in connection with each of these transactions.

Response:	Porter has added the following paragraph to Note 17 on pages F-37 and F-38 to describe how the financial terms of each merger were determined:

“The terms on which the Company purchased the interests of minority shareholders in each of the three subsidiaries were the product of the arms-length negotiations. The shares of the Company’s non-voting common stock to be issued in each transaction were valued at $25.50 per share, based on management’s assessment of the Company’s financial results, its prospects, and publicly available data about the banking industry. The values of the minority interests of each subsidiary were then determined in relation to the dollar value assigned to our non-voting common stock through negotiations with minority shareholders at each subsidiary. The financial and other terms of the transactions and their pro forma impact on the financial condition of the Company and its subsidiary bank were reviewed and approved by the applicable federal and state bank regulatory agencies.”

Porter has also added more detailed information about the negotiation of the terms of the mergers to the prospectus in response to Comment 16.

Comment:

23.	Please tell us how you considered the guidance in paragraphs 11 and D11-D18 of SFAS 141 in determining the accounting treatment for your acquisition of the remaining interests in BBA, Mammoth, and Ascencia. As part of your response, please tell us how you considered whether BBA, Mammoth, Ascencia, and Porter Bancorp, Inc. were entities under common control. Refer to EITF 02-5.

Response:	Porter acquired varying minority interests in BBA, Mammoth and Ascencia in December 2005. The following paragraphs briefly describe each transaction with references to the accounting guidance utilized to record the transactions.

Ascencia Bancorp, Inc. – Porter owned 67% of Ascencia. Of the 33% minority interest, J. Chester Porter owned less than 1% individually. The remainder of the minority interest was owned by parties that would not qualify under EITF 02-5 as 1) an individual owning more than 50 percent of the voting interest of each entity (more than 100 shareholders owned the minority interest of Ascencia); 2) immediate family members defined as a married couple and their children; 3) a group of shareholders holding more than 50% of voting of each entity; and 4) living siblings and their children. Therefore, the noncontrolling interest was not controlled by the ownership of Porter. We accounted for the purchase of the minority interest under the purchase method as outlined by paragraphs 13 and 14 of SFAS 141.

Mammoth Bancorp, Inc. – Porter owned 67% of Mammoth. The 33% minority interest was owned by parties that would qualify under EITF 02-5 as a living sibling of a controlling owner of Porter owned the remaining 33% of Mammoth. EITF 02-5 refers to a living sibling as similar to an immediate family member but that sibling relationships require careful consideration regarding the substance of the ownership and voting relationships in determining the related entities are under common control. The past relationship between J. Chester Porter and William G. Porter, including the negotiation of this transaction, suggests that the brothers do not manage their ownership relationships or vote in concert with one another. Therefore, we have accounted for the acquisition of Mammoth’s minority interest under the purchase method as outlined in paragraphs 13 and 14 of SFAS 141.

BBA, Inc. - Porter Bancorp, Inc. owned 25% of BBA. The remaining 75% interest was owned by the two majority owners of Porter, J. Chester Porter (28%) and Maria L. Bouvette (6%) and by a trust controlled by Mr. Porter’s bother William G. Porter (41%). As noted above in Mammoth, EITF 02-5 refers to a living sibling as similar to an immediate family member but that sibling relationships require careful consideration regarding the substance of the ownership and voting relationships in determining the related entities are under common control. The past relationship between J. Chester Porter and William G. Porter, including the negotiation of this transaction, suggests that the brothers do not manage their ownership relationships or vote in concert with one another. Therefore, the percentage of the transaction related to the sibling’s shares of BBA were accounted for under the purchase method as outlined in paragraphs 13 and 14 of SFAS 141.

The ownership percentage of BBA owned by the majority owners of Porter was accounted for as a transfer of equity interest between entities under common control. This portion of the transaction was not accounted for as an acquisition of minority interest using the purchase method, but rather as a transfer of net assets or equity interests between entities under common control (that is, at historical cost). Accordingly, no goodwill or fair value adjustments were recognized related to the consolidation of the percent of BBA owned by the majority owners of Porter.

The written acknowledgement of Porter Bancorp, Inc. to the other matters raised in your comment letter accompanies this letter.

Please call me (telephone 502.568.0277) or my colleague C. Bradford Harris (telephone 859.231.3262) if you have any questions.

Sincerely,

FROST BROWN TODD LLC

By:	/s/ Alan K. MacDonald
Alan K. MacDonald, Member